Segment Financial Information - Schedule of Accounting Reconciliations Between Individual and Consolidated Information (Detail) - MXN ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Disclosure of operating segments [line items]
Total consolidated sales	$ 436,174,479	$ 321,504,627	$ 833,570,042	$ 668,935,367
Total consolidated operating income (loss)			227,278,695	144,272,469
Total consolidated net (loss) income	(163,172,506)	32,770,457	(49,860,395)	120,715,749
Total consolidated assets	2,132,707,594	2,236,281,839	2,132,707,594	2,236,281,839	$ 2,132,002,114
Total consolidated liabilities	3,679,542,857	3,357,268,168	3,679,542,857	3,357,268,168	3,634,354,499
Exploration and Production [member]
Disclosure of operating segments [line items]
Total consolidated sales			449,592,160	387,322,281
Total consolidated operating income (loss)			252,817,950	184,657,628
Total consolidated net (loss) income			9,244,372	164,415,557
Total consolidated assets	2,109,752,502	2,111,214,443	2,109,752,502	2,111,214,443	2,058,036,405
Total consolidated liabilities	2,613,361,506	2,307,044,263	2,613,361,506	2,307,044,263	2,570,412,398
Exploration and Production [member] | By segment [member]
Disclosure of operating segments [line items]
Total consolidated sales			449,592,160	387,322,281
Total consolidated operating income (loss)			253,357,916	184,850,445
Total consolidated net (loss) income			9,805,251	164,547,750
Total consolidated assets	2,136,833,275	2,136,980,546	2,136,833,275	2,136,980,546	2,084,553,745
Total consolidated liabilities	2,613,361,506	2,307,044,263	2,613,361,506	2,307,044,263	2,570,412,398
Exploration and Production [member] | unrealized Intersegment Sales [member]
Disclosure of operating segments [line items]
Total consolidated assets	1,057,924	605,205	1,057,924	605,205	858,094
Exploration and Production [member] | unrealized Gain due to Production Cost Valuation of Inventory [member]
Disclosure of operating segments [line items]
Total consolidated operating income (loss)			(335,833)	(114,602)
Total consolidated net (loss) income			(335,833)	(114,602)
Total consolidated assets	(3,993,365)	(3,361,384)	(3,993,365)	(3,361,384)	(3,657,242)
Exploration and Production [member] | Capitalized Refined Products [member]
Disclosure of operating segments [line items]
Total consolidated operating income (loss)			(263,624)	(137,708)
Total consolidated net (loss) income			(263,624)	(137,708)
Total consolidated assets	(263,624)	(137,708)	(263,624)	(137,708)	(574,381)
Exploration and Production [member] | Amortization of Capitalized Interest [member]
Disclosure of operating segments [line items]
Total consolidated operating income (loss)			59,491	59,491
Total consolidated net (loss) income			59,491	59,491
Total consolidated assets	59,491	59,491	59,491	59,491	118,981
Exploration and Production [member] | Depreciation of Revaluated Assets [member]
Disclosure of operating segments [line items]
Total consolidated assets	(23,160,662)	(22,250,279)	(23,160,662)	(22,250,279)	(22,503,168)
Exploration and Production [member] | Equity Method Elimination [member]
Disclosure of operating segments [line items]
Total consolidated net (loss) income			(20,913)	60,626
Total consolidated assets	(780,537)	(681,429)	(780,537)	(681,429)	(759,624)
Industrial Transformation [member]
Disclosure of operating segments [line items]
Total consolidated sales			567,790,323	489,659,039
Total consolidated operating income (loss)			(18,550,175)	(54,261,261)
Total consolidated net (loss) income			(16,276,121)	(37,765,457)
Total consolidated assets	519,391,505	771,049,731	519,391,505	771,049,731	857,196,306
Total consolidated liabilities	755,563,795	979,866,886	755,563,795	979,866,886	1,077,108,748
Industrial Transformation [member] | By segment [member]
Disclosure of operating segments [line items]
Total consolidated sales			568,641,592	490,816,991
Total consolidated operating income (loss)			(133,275)	(51,285,496)
Total consolidated net (loss) income			2,862,326	(34,979,887)
Total consolidated assets	594,079,464	1,138,758,388	594,079,464	1,138,758,388	912,770,881
Total consolidated liabilities	759,983,725	1,304,436,598	759,983,725	1,304,436,598	1,081,528,677
Industrial Transformation [member] | unrealized Intersegment Sales [member]
Disclosure of operating segments [line items]
Total consolidated sales			(851,269)	(1,157,952)
Total consolidated operating income (loss)			(851,269)	(1,157,952)
Total consolidated net (loss) income			(851,269)	(1,157,952)
Total consolidated assets	(6,241,247)	(5,324,176)	(6,241,247)	(5,324,176)	(5,389,977)
Total consolidated liabilities	(4,419,930)	(4,419,930)	(4,419,930)	(4,419,930)	(4,419,929)
Industrial Transformation [member] | unrealized Gain due to Production Cost Valuation of Inventory [member]
Disclosure of operating segments [line items]
Total consolidated operating income (loss)			(17,565,631)	(1,817,814)
Total consolidated net (loss) income			(17,565,631)	(1,817,814)
Total consolidated assets	(59,944,861)	(35,179,252)	(59,944,861)	(35,179,252)	(42,379,229)
Industrial Transformation [member] | Amortization of Capitalized Interest [member]
Disclosure of operating segments [line items]
Total consolidated assets	8,123	8,123	8,123	8,123	8,123
Industrial Transformation [member] | Equity Method Elimination [member]
Disclosure of operating segments [line items]
Total consolidated net (loss) income			(721,547)	190,197
Total consolidated assets	(8,509,974)	(7,063,571)	(8,509,974)	(7,063,571)	(7,813,492)
Cogeneration and Services [member]
Disclosure of operating segments [line items]
Total consolidated sales				60,037
Total consolidated operating income (loss)			1,788	(31,418)
Total consolidated net (loss) income			1,789	(42,950)
Total consolidated assets		373,087		373,087	179,807
Total consolidated liabilities		692,443		692,443	531,580
Cogeneration and Services [member] | By segment [member]
Disclosure of operating segments [line items]
Total consolidated sales				60,037
Total consolidated operating income (loss)			1,788	(31,418)
Total consolidated net (loss) income			1,789	(139,629)
Total consolidated assets		319,675		319,675	179,807
Total consolidated liabilities		692,443		692,443	531,580
Cogeneration and Services [member] | Equity Method Elimination [member]
Disclosure of operating segments [line items]
Total consolidated net (loss) income				96,679
Total consolidated assets		53,411		53,411
Drilling and Services [member]
Disclosure of operating segments [line items]
Total consolidated sales			2,238,029	1,679,250
Total consolidated operating income (loss)			(1,107,942)	(1,560,476)
Total consolidated net (loss) income			(969,782)	(1,057,025)
Total consolidated assets	27,119,590	23,633,374	27,119,590	23,633,374	26,220,748
Total consolidated liabilities	15,587,610	13,816,296	15,587,610	13,816,296	13,886,424
Drilling and Services [member] | By segment [member]
Disclosure of operating segments [line items]
Total consolidated sales			3,651,556	2,761,289
Total consolidated operating income (loss)			(380,095)	(1,771,044)
Total consolidated net (loss) income			(493,393)	(1,267,592)
Total consolidated assets	29,277,969	26,583,936	29,277,969	26,583,936	28,256,876
Total consolidated liabilities	14,700,897	13,318,729	14,700,897	13,318,729	13,186,297
Drilling and Services [member] | unrealized Intersegment Sales [member]
Disclosure of operating segments [line items]
Total consolidated sales			(1,413,527)	(1,082,039)
Total consolidated operating income (loss)			(1,413,527)	(1,082,039)
Total consolidated net (loss) income			(1,413,527)	(1,082,039)
Total consolidated liabilities	886,713	497,567	886,713	497,567	700,127
Drilling and Services [member] | unrealized Gain due to Production Cost Valuation of Inventory [member]
Disclosure of operating segments [line items]
Total consolidated operating income (loss)			388,751	980,327
Total consolidated net (loss) income			388,751	980,327
Drilling and Services [member] | Depreciation of Revaluated Assets [member]
Disclosure of operating segments [line items]
Total consolidated operating income (loss)			296,929	312,280
Total consolidated net (loss) income			548,387	312,280
Total consolidated assets	(2,158,379)	(2,950,563)	(2,158,379)	(2,950,563)	(2,036,128)
Logistics [member]
Disclosure of operating segments [line items]
Total consolidated sales			34,508,587	47,415,890
Total consolidated operating income (loss)			(4,491,254)	22,214,892
Total consolidated net (loss) income			2,004,372	18,449,719
Total consolidated assets	179,211,676	179,130,478	179,211,676	179,130,478	191,895,993
Total consolidated liabilities	40,684,421	26,070,184	40,684,421	26,070,184	56,706,251
Logistics [member] | By segment [member]
Disclosure of operating segments [line items]
Total consolidated sales			34,508,587	47,415,890
Total consolidated operating income (loss)			(2,481,028)	18,769,749
Total consolidated net (loss) income			2,417,967	15,004,575
Total consolidated assets	263,496,192	299,475,440	263,496,192	299,475,440	276,537,764
Total consolidated liabilities	40,684,421	26,070,184	40,684,421	26,070,184	56,706,251
Logistics [member] | unrealized Intersegment Sales [member]
Disclosure of operating segments [line items]
Total consolidated assets	7,184	7,184	7,184	7,184	7,183
Logistics [member] | Depreciation of Revaluated Assets [member]
Disclosure of operating segments [line items]
Total consolidated operating income (loss)			(2,010,226)	3,445,143
Total consolidated net (loss) income			(413,906)	3,445,143
Total consolidated assets	(84,205,024)	(120,352,146)	(84,205,024)	(120,352,146)	(84,557,831)
Logistics [member] | Equity Method Elimination [member]
Disclosure of operating segments [line items]
Total consolidated net (loss) income			311
Total consolidated assets	(86,676)		(86,676)		(91,123)
Fertilizers [member]
Disclosure of operating segments [line items]
Total consolidated sales			2,822,309	2,343,664
Total consolidated operating income (loss)			(3,139,753)	(814,900)
Total consolidated net (loss) income			(3,336,956)	(873,803)
Total consolidated assets	5,675,237	8,666,191	5,675,237	8,666,191	8,923,456
Total consolidated liabilities	6,640,994	2,998,974	6,640,994	2,998,974	6,556,050
Fertilizers [member] | By segment [member]
Disclosure of operating segments [line items]
Total consolidated sales			2,822,309	2,380,931
Total consolidated operating income (loss)			(3,317,231)	(956,346)
Total consolidated net (loss) income			(3,911,486)	8,506,409
Total consolidated assets	10,541,420	17,670,356	10,541,420	17,670,356	17,689,305
Total consolidated liabilities	6,640,994	2,998,974	6,640,994	2,998,974	6,556,050
Fertilizers [member] | unrealized Intersegment Sales [member]
Disclosure of operating segments [line items]
Total consolidated sales				(37,267)
Total consolidated operating income (loss)				(37,267)
Total consolidated net (loss) income				(37,267)
Total consolidated assets	(26,886)		(26,886)
Fertilizers [member] | unrealized Gain due to Production Cost Valuation of Inventory [member]
Disclosure of operating segments [line items]
Total consolidated assets		(37,267)		(37,267)	(26,886)
Fertilizers [member] | Depreciation of Revaluated Assets [member]
Disclosure of operating segments [line items]
Total consolidated operating income (loss)			177,478	178,715
Total consolidated net (loss) income			177,478	178,715
Total consolidated assets	(1,980,175)	(5,121,329)	(1,980,175)	(5,121,329)	(2,165,068)
Fertilizers [member] | Equity Method Elimination [member]
Disclosure of operating segments [line items]
Total consolidated net (loss) income			397,052	(9,521,659)
Total consolidated assets	(2,859,122)	(3,845,568)	(2,859,122)	(3,845,568)	(6,573,895)
Ethylene [member]
Disclosure of operating segments [line items]
Total consolidated sales			7,273,855	7,078,657
Total consolidated operating income (loss)			(720,516)	(589,637)
Total consolidated net (loss) income			(744,824)	(562,317)
Total consolidated assets	22,917,849	23,414,242	22,917,849	23,414,242	23,142,045
Total consolidated liabilities	2,846,006	1,870,963	2,846,006	1,870,963	2,308,890
Ethylene [member] | By segment [member]
Disclosure of operating segments [line items]
Total consolidated sales			7,273,855	7,078,657
Total consolidated operating income (loss)			(1,340,824)	(1,273,795)
Total consolidated net (loss) income			(1,069,148)	(1,147,445)
Total consolidated assets	32,133,052	36,369,522	32,133,052	36,369,522	35,498,783
Total consolidated liabilities	2,846,006	1,870,963	2,846,006	1,870,963	2,308,890
Ethylene [member] | unrealized Intersegment Sales [member]
Disclosure of operating segments [line items]
Total consolidated assets	(5,304)	(5,304)	(5,304)	(5,304)	(5,303)
Ethylene [member] | Depreciation of Revaluated Assets [member]
Disclosure of operating segments [line items]
Total consolidated operating income (loss)			620,308	684,156
Total consolidated net (loss) income			620,308	684,156
Total consolidated assets	(8,902,379)	(12,061,980)	(8,902,379)	(12,061,980)	(9,522,686)
Ethylene [member] | Equity Method Elimination [member]
Disclosure of operating segments [line items]
Total consolidated net (loss) income			(295,984)	(99,030)
Total consolidated assets	(307,520)	(887,998)	(307,520)	(887,998)	(2,828,749)
Trading Companies [member]
Disclosure of operating segments [line items]
Total consolidated sales			425,588,540	483,349,357
Total consolidated operating income (loss)			7,714,078	208,361
Total consolidated net (loss) income			2,521,670	(1,011,449)
Total consolidated assets	177,847,795	132,925,292	177,847,795	132,925,292	186,808,899
Total consolidated liabilities	105,534,647	68,760,183	105,534,647	68,760,183	116,842,881
Trading Companies [member] | By segment [member]
Disclosure of operating segments [line items]
Total consolidated sales			425,642,969	483,379,785
Total consolidated operating income (loss)			8,112,877	130,103
Total consolidated net (loss) income			2,920,468	(1,089,708)
Total consolidated assets	187,936,000	142,127,674	187,936,000	142,127,674	195,538,239
Total consolidated liabilities	106,245,862	68,454,797	106,245,862	68,454,797	116,648,398
Trading Companies [member] | unrealized Intersegment Sales [member]
Disclosure of operating segments [line items]
Total consolidated sales			(54,429)	(30,428)
Total consolidated operating income (loss)			(54,429)	(30,428)
Total consolidated net (loss) income			(54,429)	(30,428)
Total consolidated assets	(462,489)	(362,958)	(462,489)	(362,958)	(408,059)
Total consolidated liabilities	(711,215)	305,387	(711,215)	305,387	194,483
Trading Companies [member] | unrealized Gain due to Production Cost Valuation of Inventory [member]
Disclosure of operating segments [line items]
Total consolidated operating income (loss)			(344,369)	108,686
Total consolidated net (loss) income			(344,369)	108,686
Total consolidated assets	(8,465,262)	(6,711,506)	(8,465,262)	(6,711,506)	(7,163,664)
Trading Companies [member] | Depreciation of Revaluated Assets [member]
Disclosure of operating segments [line items]
Total consolidated assets	(424,850)	(424,850)	(424,850)	(424,850)	(424,849)
Trading Companies [member] | Equity Method Elimination [member]
Disclosure of operating segments [line items]
Total consolidated net (loss) income			1
Total consolidated assets	(735,604)	(1,703,068)	(735,604)	(1,703,068)	(732,768)
Corporate and Other Operating Subsidiary Companies [member]
Disclosure of operating segments [line items]
Total consolidated sales			52,154,770	37,529,927
Total consolidated operating income (loss)			(5,467,467)	(5,746,718)
Total consolidated net (loss) income			(47,929,561)	122,748,344
Total consolidated assets	2,159,248,411	2,202,326,329	2,159,248,411	2,202,326,329	2,111,740,735
Total consolidated liabilities	3,675,558,718	3,287,511,886	3,675,558,718	3,287,511,886	3,587,988,972
Corporate and Other Operating Subsidiary Companies [member] | By segment [member]
Disclosure of operating segments [line items]
Total consolidated sales			52,154,770	37,529,927
Total consolidated operating income (loss)			(5,467,467)	(5,746,720)
Total consolidated net (loss) income			(47,929,561)	122,748,339
Total consolidated assets	2,159,248,410	2,202,326,329	2,159,248,410	2,202,326,329	2,111,740,735
Total consolidated liabilities	$ 3,675,558,718	$ 3,287,511,886	$ 3,675,558,718	$ 3,287,511,886	$ 3,587,988,972